Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
(Loss) gain on derivative contracts	$ (100,920)		$ 2,385	$ (6,797)	$ 0	$ 0
Total revenues	210,769		101,020	159,588	54,965	5,685
Operating expenses
Production expenses	30,111		10,450	16,872	5,090	549
Gathering, transportation and processing	0		11,360	18,602	5,920	273
Production taxes	10,892		2,057	3,685	1,087	190
Exploration expenses	30,129		4,475	32,629	5,258	121
Depreciation, depletion, amortization and accretion	83,630		22,176	37,012	24,909	2,060
Accretion of asset retirement obligations	620			364	87	31
General and administrative	40,283		22,062	31,357	5,581	2,074
Gain on sale of oil and natural gas properties	0		(838)	(838)
Total operating expenses	195,045		71,742	139,683	47,932	5,298
Total operating income	15,724		29,278	19,905	7,033	387
Other income (expense)
Interest expense	(4,978)		(441)	(1,461)	(86)
Other income				13		4
Net (loss) income before income taxes	10,746		28,837
Total other (expense) income				(1,448)	(86)	4
Income tax expense	299,662		0	0
Net (loss) income	$ (288,916)	[1]	$ 28,837	$ 18,457	$ 6,947	$ 391
Earnings per unit
Basic	$ (1.90)		$ 0.35	$ 0.01	$ 0.01	$ 0.00
Diluted	$ (1.90)		$ 0.35	$ 0.01	$ 0.01	$ 0.00
Weighted average number of units outstanding
Basic	152,129		83,578	2,001,370	1,242,852	403,392
Diluted	152,129		83,578	2,001,370	1,242,852	403,392
Oil sales
Revenues
Revenues	$ 197,356		$ 45,702	$ 76,876	$ 30,565	$ 3,972
Natural gas sales
Revenues
Revenues	31,900		29,857	46,303	16,093	1,055
Natural gas sales | Affiliates
Revenues
Revenues	17,056		1,027
Natural gas liquid sales
Revenues
Revenues	38,127		21,199	35,217	$ 8,307	$ 658
Natural gas liquid sales | Affiliates
Revenues
Revenues	$ 27,250		$ 850
Natural Gas and NGL [Member] | Affiliates
Revenues
Revenues				$ 7,989

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.